CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (80,293)	$ (45,025)	$ (50,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	27,332	14,017	3,080
Depreciation and amortization	4,773	4,710	3,509
Increase in accrued interest on short-term and long-term deposits	(59)	(189)	(886)
Decrease (increase) in trade receivables, net	(6,976)	1,657	(14,274)
Increase in prepaid expenses and other assets	(29,763)	(6,981)	(13,918)
Increase in trade payables	906	4,450	336
Increase in employees and payroll accruals	15,010	5,003	4,417
Increase (decrease) in accrued expenses and other liabilities	4,574	7,941	(1,563)
Increase in deferred revenues	28,577	5,220	20,139
Deferred taxes, net	1,694	544	734
Net cash used in operating activities	(34,225)	(8,653)	(48,544)
Cash flows from investing activities:
Purchase of intangible assets	(1,338)	0	0
Capitalization of software development costs	(3,912)	(1,530)	(2,015)
Purchase of property and equipment	(2,642)	(822)	(2,463)
Investment in short-term deposits	(66,260)	(44,000)	(14,535)
Proceeds from short-term deposits	45,003	0	23,814
Investment in restricted deposits	(1,298)	0	(1,818)
Proceeds from restricted deposits	2,924	623	539
Net cash used in investing activities	(27,523)	(45,729)	3,522
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts and commissions and other issuance costs	263,922	0	0
Proceeds from exercise of options	2,867	789	512
Investment from redeemable non-controlling interest	0	2,330	2,237
Issuance of preferred shares, net of issuance costs	10,000	38,495	82,100
Net cash provided by financing activities	276,789	41,614	84,849
Effect of foreign currency exchange rate changes on cash, cash equivalents, and restricted cash	(685)	248	51
Increase (decrease) in cash, cash equivalents and restricted cash	214,356	(12,520)	39,878
Cash, cash equivalents and restricted cash - beginning of year	62,895	75,415	35,537
Cash, cash equivalents and restricted cash - end of year	277,251	62,895	75,415
Supplemental disclosures of cash flow information:
Cash paid for income taxes	365	0	1,260
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment, accrued but not paid	180	191	0
Issuance of ordinary shares in connection with asset acquisition	776	0	0
Conversion of convertible preferred shares	310,490	0	0
Reconciliation of cash, cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	276,889	62,328	74,184
Restricted cash – included in short-term and long-term restricted deposits.	362	567	1,231
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 277,251	$ 62,895	$ 75,415